Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table presents certain information regarding compensation paid and certain financial performance measures in each of the last three years ended December 31, 2023, for the CEO and other NEOs as a group, as disclosed in the Summary Compensation table above.

Year	Summary compensation table total for CEO ($)	Compensation actually paid to CEO ($)(1)	Average summary compensation table total for non-CEO NEOs ($)	Average compensation actually paid to non-CEO NEOs ($)(2)	Value of initial fixed $100 investment based on total shareholder return ($)	Net income (in thousands)($)
2023	731,850	703,830	451,208	438,146	127	18,167
2022	752,689	726,436	459,012	446,772	131	22,238
2021	777,058	821,451	529,998	550,607	136	19,499

PEO Total Compensation Amount	$ 731,850	$ 752,689	$ 777,058
PEO Actually Paid Compensation Amount	$ 703,830	726,436	821,451
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total reported compensation for each year to determine the compensation actually paid:

			Equity Award Adjustments
Year	Summary compensation table total for CEO ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Compensation actually paid to CEO ($)
2023	731,850	—	—	(28,020)	703,830
2022	752,689	(89,600)	84,201	(20,854)	726,436
2021	777,058	(174,000)	204,000	14,393	821,451

Non-PEO NEO Average Total Compensation Amount	$ 451,208	459,012	529,998
Non-PEO NEO Average Compensation Actually Paid Amount	$ 438,146	446,772	550,607
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for each year to determine the compensation actually paid:

			Equity Award Adjustments
Year	Average summary compensation table total for non-CEO NEOs ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Average compensation actually paid to non-CEO NEOs ($)
2023	451,208	—	—	(13,062)	438,146
2022	459,012	(42,095)	39,551	(9,696)	446,772
2021	529,998	(81,185)	95,179	6,615	550,607

Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship during 2021-2023 between compensation actually paid to our CEO and average compensation actually paid to other NEOs as a group and total shareholder return (“TSR”):

Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship during 2021-2023 between compensation actually paid to our CEO and average compensation actually paid to other NEOs as a group and net income (in thousands):

Total Shareholder Return Amount	$ 127	131	136
Net Income (Loss)	$ 18,167,000	22,238,000	19,499,000
Additional 402(v) Disclosure
Relationship Between Pay and Performance
Compensation actually paid to the CEO from 2021 to 2022 decreased by $95,015, or 12%, and compensation actually paid from 2022 to 2023 decreased by $22,606, or 3%. The average compensation actually paid to the other NEOs as a group over the same periods decreased $103,835, or 19%, and $8,626, or 2%, respectively. The change in compensation actually paid for all periods was driven by a decline in stock awards, as a result of the achievement of less than 100% of the financial performance goals in connection to the stock awards and changes in the fair value of unvested awards. Over the same periods, cumulative total shareholder return decreased by 4% and 3% and net income increased by 14% and 18%, respectively.

PEO | Grant Date Fair Value of Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(89,600)	(174,000)
PEO | Year End Fair Value Of Equity Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	84,201	204,000
PEO | Change in Fair Value Of Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,020)	(20,854)	14,393
Non-PEO NEO | Grant Date Fair Value of Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(42,095)	(81,185)
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	39,551	95,179
Non-PEO NEO | Change in Fair Value Of Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,062)	$ (9,696)	$ 6,615